Business combinations and acquisition of non-controlling interests - P2D (Details) - P2D - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021
Business combinations and acquisition of non-controlling interests
Percentage of equity interest acquired	100.00%
Purchase consideration transferred	R$ 780,571	R$ 780,571
Cash paid	788,985	788,985
Acquisition price adjustment	8,414	8,414
Goodwill recorded on acquisition	R$ 560,075	560,075
Transaction costs		13,629
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 13,629